FIRST EAGLE FUNDS
-------------------------------------------
      SEMI-ANNUAL REPORT -- APRIL 30, 2002


                           [GLOBE GRAPHIC]



--------------------------------------------------------[FIRST EAGLE FUNDS LOGO]

Dear Fellow Investors:

    The First Eagle Fund of America ended its fiscal semi-annual period on April 30, 2002. First Eagle Fund of America performance for its no-load Class Y Shares relative to the benchmark is described below.

    FIRST EAGLE FUND OF AMERICA'S net asset value increased 8.98%, adjusted for distributions for the period from November 1, 2001 through April 30, 2002, while the unmanaged Standard & Poor's 500 Stock Index, adjusted for distributions, increased 2.35% for the same period.

    As always, we take this opportunity to review with our shareholders the activity of the Fund and the principles which guide us in the day-to-day business of investing the funds you have entrusted to us.

    During the past several months, the economy rebounded as expected reflecting the record inventory liquidation during the fall, and the effects of the dramatic decline in interest rates and oil prices over the previous twelve months. Although the consistent signs of stronger economic recovery have been somewhat greater than we had anticipated, we believe that the economy will exhibit more diminished signs of strength in the months to come. The global synchronized recovery, while intact, will face a variety of headwinds. Some of these obstacles reflect the residual effects of the speculative bust as well as rising oil prices and the repercussions of the political and military crisis emanating from the Middle East.

    As evidenced by long-term interest rates having already moved higher, markets clearly anticipate that strengthening economic activity will precipitate the imposition of a more restrictive monetary policy by the Federal Reserve. We believe, however, that continued dislocation in the credit markets, more modest signs of growth and the absence of inflationary pressures will provide policymakers wide latitude, allowing for restraint and moderation in moving rates higher. While valuations for overall market indices appear reasonably full, the expectation for generally stable and improving economic conditions, and restrained inflationary and interest rate pressures, should provide a favorable backdrop to reward superior stock selection. The restoration of stability in financing markets and a cyclical upturn in merger activity would complete the picture of a landscape most favorable for our investment style based on the identification of investment criteria where specific corporate actions can drive share price appreciation in an otherwise static environment.

    Our performance increase this past period was partly due to significant gains in our defense holdings such as General Dynamics Corp., L-3 Communications Holdings Inc., and Alliant Techsystems. Defense contractors continue to benefit as military spending has been stepped up to counteract terrorism. President Bush announced a $48 billion increase in the military budget for the fiscal year beginning in April, which will further boost sales for defense firms. Our best performing holding for the semiannual period was Mandalay Resort Group. The owner of Circus Circus and Mandalay Bay Casinos is a primary beneficiary of the recovery in the Las Vegas market and the share price more than doubled over the period. Weakness in the biotech industry had an effect on Celera Genomics Group-Applera Corp., Celgene Corp., and Cephalon Inc. Biogen Inc.'s decline also reflected new competition for Avonex from Serono's multiple sclerosis drug, Rebif, which was approved by the FDA. Credit quality and leverage concerns caused weakness in Metris Cos., Inc. and Rite Aid Corp., both of which were eliminated.

    We continue to maintain significant investment exposure to the improving conditions in the property and casualty industry. Confident that the industry will demonstrate rising returns and significant cash flow and earnings gains as the year progresses, we remain encouraged that the valuations accorded those companies in which we are invested will likewise expand.

    While the outlook for the remainder of 2002 appears to present the customary innumerable challenges, and the likelihood for extraordinary returns appears remote, we expect the year to develop favorably and provide the opportunity for attractive investment performance. Our dedicated focus on free-cash flow generation, excess returns on capital and improving financial visibility will gain increased investor recognition.

    Due to a small asset base and a relatively high level of expenses, the decision was made to close the FIRST EAGLE INTERNATIONAL FUND as of May 31, 2002.

Thank you for your continued confidence,

Your Investment Team at
Arnhold and S. Bleichroeder Advisers, Inc.
June 2002

FIRST EAGLE FUND OF AMERICA
APRIL 30, 2002 (UNAUDITED)

                                                           -----------------
                                                            FUND OVERVIEW

The First Eagle Fund of America is a non-diversified U.S. equity fund with a unique event-driven bias. The Fund focuses on identifying companies poised to benefit from change that the market has not yet recognized. It seeks capital appreciation with above-average long-term returns.

-----------------------------
 PERFORMANCE COMPARISON:



               AVERAGE ANNUAL RATES OF RETURN AS OF APRIL 30, 2002

                                                  ONE-YEAR   FIVE-YEAR   TEN-YEAR
                                                  --------   ---------   --------
First Eagle Fund of America (Y Shares)..........      6.63%    14.02%     16.73%
Standard & Poor's 500 Index.....................   (12.65%)     7.53%     12.20%


                         [PERFORMANCE CHART]



Growth of a $10,000 Initial Investment



         First Eagle Fund    S&P 500 Index
DATE       of America           w/income
----     ---------------   ----------------
4/30/92      $10,000            $10,000
4/30/93      $11,781            $10,922
4/30/94      $14,044            $11,502
4/30/95      $14,817            $13,502
4/30/96      $20,529            $17,579
4/30/97      $24,384            $21,994
4/30/98      $36,108            $31,015
4/30/99      $41,180            $37,781
4/30/00      $38,947            $41,594
4/30/01      $44,063            $36,201
4/30/02      $46,983            $31,623

Performance is historical and is not indicative of future results. The Fund's results assume reinvestment of all dividends and distributions. The Standard & Poor's 500 Stock Index is a widely recognized unmanaged index of the stock of 500 U.S. companies.


--------------
TOP 10 HOLDINGS

Tenet Healthcare Corp.           5.68%
General Dynamics Corp.           4.67%
Packaging Corp. of America       4.28%
American Standard Cos. Inc.      4.23%
Alliant Techsystems              3.86%
Biogen Inc.                      3.81%
L-3 Communications Holdings
 Inc.                            3.57%
Manor Care Inc.                  2.97%
Amerada Hess Corp.               2.75%
Ball Corp.                       2.71%

 ----------------
 ASSET ALLOCATION

U.S. Stocks and Options         92.31%
U.S. Dollar Cash and
Equivalents                      7.69%

 --------------
 TOP 5 SECTORS

Industrials                     21.21%
Health Care Services            17.20%
Materials                       12.40%
Information Technology          11.81%
Biotechnology                   10.14%

The Fund's portfolio composition is subject to change at any time.

                          FIRST EAGLE FUND OF AMERICA
                            SCHEDULE OF INVESTMENTS
                                 April 30, 2002
                                  (unaudited)

                                                               MARKET
 SHARES                                          COST          VALUE
------------------------------------------------------------------------
COMMON STOCK (100.16%)

BIOTECHNOLOGY (10.14%)
  413,700   Biogen Inc.*'D'                  $ 21,648,857   $ 17,983,539
  168,200   Cephalon Inc.*'D'                   9,557,569      9,863,248
  215,800   Genzyme Corp.*'D'                   9,937,486      8,834,852
  397,400   Celera Genomics Group-Applera
            Corp.*'D'                          11,579,573      6,215,336
  245,200   Celgene Corp.*                      6,999,534      4,850,056
                                             ------------   ------------
                                               59,723,019     47,747,031

COMMERCIAL SERVICES AND SUPPLIES (6.49%)
  443,100   Waste Management Inc.'D'            9,420,407     11,671,254
  372,300   Equifax Inc.                        6,794,512     10,171,236
  520,800   Allied Waste Industries
            Inc.*'D'                            6,844,170      6,322,512
  107,100   Ceridian Corp.*'D'                  1,296,423      2,386,188
                                             ------------   ------------
                                               24,355,512     30,551,190

CONSUMER DISCRETIONARY (9.63%)
  196,600   Tricon Global Restaurants
            Inc.*'D'                            6,005,605     12,397,596
  259,600   Mandalay Resort Group*'D'           4,966,487      9,309,256
  144,000   International Game
            Technology*'D'                      3,922,476      9,064,800
  207,500   Darden Restaurants Inc.'D'          6,349,500      8,279,250
  204,100   Mattel Inc.'D'                      2,279,906      4,212,624
   53,200   Zale Corp.*'D'                      2,123,580      2,113,104
                                             ------------   ------------
                                               25,647,554     45,376,630

ENERGY (5.41%)
  168,700   Amerada Hess Corp.'D'              11,097,895     12,969,656
  155,700   Anadarko Petroleum Corp.'D'         8,345,795      8,379,774
   69,000   Phillips Petroleum Co.'D'           3,910,892      4,126,890
                                             ------------   ------------
                                               23,354,582     25,476,320

FINANCIALS (5.87%)
  119,500   USA Education Inc.'D'               8,082,925     11,454,075
  194,600   Lincoln National Corp.'D'           9,689,447      9,321,340
  441,200   Saxon Capital Inc.*                 4,422,000      6,887,132
                                             ------------   ------------
                                               22,194,372     27,662,547

 See notes to financial statements.
                                       4

                                                               MARKET
 SHARES                                          COST          VALUE
------------------------------------------------------------------------
HEALTH CARE SERVICES (17.20%)
  364,500   Tenet Healthcare Corp.*'D'       $ 16,421,827   $ 26,743,364
  546,000   Manor Care Inc.*'D'                12,463,152     13,999,440
  209,600   Oxford Health Plans Inc.*'D'        8,156,490      9,675,136
  123,300   AmerisourceBergen'D'                7,513,490      9,555,750
  472,954   Viasys Healthcare Inc.*'D'          8,119,262      9,544,212
   83,200   C.R. Bard, Inc.'D'                  4,526,550      4,571,008
  115,300   Guidant Corp.*'D'                   4,761,890      4,335,280
   93,000   ICN Pharmaceuticals, Inc.           2,575,517      2,572,380
                                             ------------   ------------
                                               64,538,178     80,996,570

INDUSTRIALS (21.21%)
  226,400   General Dynamics Corp.'D'          16,760,699     21,981,176
  266,500   American Standard Cos. Inc.*'D'    13,099,432     19,907,550
  169,000   Alliant Techsystems*'D'            11,921,616     18,201,300
  131,600   L-3 Communications Holdings
            Inc.*'D'                            8,806,989     16,815,848
  247,950   Dun & Bradstreet Corp.*'D'          4,333,867      9,548,555
  205,100   DRS Technologies Inc.*'D'           7,734,946      9,485,875
  167,200   Rockwell Collins, Inc.'D'           3,059,760      3,982,704
                                             ------------   ------------
                                               65,717,309     99,923,008

INFORMATION TECHNOLOGY (11.81%)
  523,400   Storage Technology Corp.*'D'        8,501,956     10,771,572
  563,000   Thermo Electron Corp.*'D'          10,586,411     10,640,700
  181,500   Computer Sciences Corp.*'D'         8,729,475      8,140,275
  520,000   Motorola Inc.'D'                    6,879,502      8,008,000
  331,700   Cadence Design Systems,
            Inc.*'D'                            6,285,787      6,793,216
  157,200   Millipore Corp.                     6,650,911      6,280,140
   88,400   Amphenol Corp.*'D'                  2,949,050      3,876,340
   50,000   Tektronix Inc.*'D'                    920,000      1,100,000
                                             ------------   ------------
                                               51,503,092     55,610,243

MATERIALS (12.40%)
1,020,500   Packaging Corp. of America*'D'     15,944,923     20,154,875
  268,600   Ball Corp.'D'                       6,901,908     12,771,930
  215,300   Eastman Chemical Co.'D'             8,728,238      9,494,730
  320,000   Georgia-Pacific Corp.'D'            8,427,155      9,273,600
  551,900   Hercules Inc.*'D'                   6,525,627      6,733,180
                                             ------------   ------------
                                               46,527,851     58,428,315
            TOTAL COMMON STOCK                383,561,469    471,771,854
                                             ------------   ------------

 See notes to financial statements.
                                       5

                                                               MARKET
 SHARES                                          COST          VALUE
------------------------------------------------------------------------
PREFERRED STOCK (0.62%)
    1,200   Tidewater Holdings Inc. Ser. A
            Conv.*'D''D'                     $  1,200,000   $  1,200,000
   67,777   Assistive Technology Inc.
            Ser. E-1*'D''D'                       883,921        883,921
   51,966   Assistive Technology Inc.
            Ser. E-2*'D''D'                       500,000        500,000
   26,057   Assistive Technology Inc.
            Ser. F*'D''D'                         342,000        342,000
                                             ------------   ------------
            TOTAL PREFERRED STOCK               2,925,921      2,925,921
                                             ------------   ------------
WARRANTS (0.00%)
    9,873   Assistive Technology Inc.*'D''D'          382            382
   37,234   Assistive Technology Inc.
            Ser. E-1*'D''D'                            --             --
                                             ------------   ------------
            TOTAL WARRANTS                            382            382
                                             ------------   ------------
OTHER INVESTMENTS (0.18%)
       16   Euro Outlet Malls, L.P.'D''D'              --        861,649
                                             ------------   ------------
            TOTAL INVESTMENTS                 386,487,772    475,559,806
                                             ------------   ------------

 PRINCIPAL
---------------------------------------------------------------------
SHORT TERM INVESTMENTS (7.68%)
$10,500,000   United States Treasury
               Bill due 7/05/02             10,468,295     10,467,576
  4,000,000   United States Treasury
               Bill due 7/11/02              3,987,378      3,986,512
  7,500,000   United States Treasury
               Bill due 7/18/02              7,473,122      7,472,378
 12,000,000   United States Treasury
               Bill due 7/25/02             11,954,100     11,951,832
  2,300,000   United States Treasury
               Bill due 8/01/02              2,290,302      2,290,196
                                          ------------   ------------
              TOTAL SHORT TERM INVESTMENTS 36,173,197      36,168,494
                                          ------------   ------------

CONTRACTS
---------------------------------------------------------------------
COVERED CALL OPTIONS WRITTEN (-8.65%)
       970   Alliant Techsystems
              @ $80 exp. May 2002                          (2,696,600)
       720   Alliant Techsystems
              @ $80 exp. Aug. 2002                         (2,080,800)
     3,473   Allied Waste Industries Inc.
              @ $12.50 exp. June 2002                        (277,840)
     1,735   Allied Waste Industries Inc.
              @ $15 exp. June 2002                            (43,375)
       340   Amerada Hess Corp.
              @ $70 exp. Aug. 2002                           (302,600)

See notes to financial statements.
                                       6

                                                            MARKET
CONTRACTS                                                   VALUE
---------------------------------------------------------------------
COVERED CALL OPTIONS WRITTEN -- (CONTINUED)
     1,347   Amerada Hess Corp.
              @ $80 exp. Aug. 2002                       $   (431,040)
     1,479   American Standard Cos. Inc.
              @ $65 exp. July 2002                         (1,604,715)
       791   American Standard Cos. Inc.
              @ $70 exp. July 2002                           (541,835)
       395   American Standard Cos. Inc.
              @ $75 exp. July 2002                           (146,150)
     1,233   AmerisourceBergen
              @ $60 exp. May 2002                          (2,170,080)
       884   Amphenol Corp.
              @ $45 exp. July 2002                           (221,000)
     1,557   Anadarko Petroleum Corp.
              @ $55 exp. May 2002                            (155,700)
       680   Ball Corp.
              @ $37.50 exp. Aug. 2002                        (717,400)
     1,656   Ball Corp.
              @ $45 exp. Nov. 2002                           (885,960)
       350   Ball Corp.
              @ $50 exp. Nov. 2002                            (96,250)
       359   Biogen Inc.
              @ $50 exp. July 2002                            (77,185)
     3,312   Cadence Design Systems, Inc.
              @ $22.50 exp. Aug. 2002                        (372,600)
     1,335   Celera Genomics Group-Applera Corp.
              @ $22.50 exp. June 2002                         (26,700)
       758   Cephalon Inc.
              @ $60 exp. June 2002                           (352,470)
       758   Cephalon Inc.
              @ $65 exp. June 2002                           (189,500)
       166   Cephalon Inc.
              @ $70 exp. June 2002                            (16,600)
     1,071   Ceridian Corp.
              @ $20 exp. May 2002                            (251,685)
     1,131   Computer Sciences Corp.
              @ $50 exp. June 2002                           (141,375)
       188   Computer Sciences Corp.
              @ $55 exp. June 2002                             (4,230)
       388   Computer Sciences Corp.
              @ $50 exp. Sep. 2002                           (100,880)
       832   C.R. Bard, Inc.
              @ $60 exp. July 2002                            (81,120)
     2,075   Darden Restaurants Inc.
              @ $35 exp. Oct. 2002                         (1,421,375)
       884   DRS Technologies Inc.
              @ $35 exp. June 2002                           (998,920)

See notes to financial statements.
                                       7

                                                            MARKET
 CONTRACTS                                                  VALUE
---------------------------------------------------------------------
     1,167   DRS Technologies Inc.
              @ $40 exp. June 2002                       $   (735,210)
       725   Dun & Bradstreet Corp.
              @ $35 exp. May 2002                            (261,000)
     2,153   Eastman Chemical Corp.
              @ $45 exp. June 2002                           (317,567)
       243   General Dynamics Corp.
              @ $75 exp. May 2002                            (539,460)
     1,783   General Dynamics Corp.
              @ $85 exp. May 2002                          (1,818,660)
       238   General Dynamics Corp.
              @ $85 exp. Aug. 2002                           (330,820)
     1,685   Genzyme Corp.
              @ $50 call exp. July 2002                      (143,225)
       859   Georgia-Pacific Corp.
              @ $27.50 exp. July 2002                        (231,930)
     2,341   Georgia-Pacific Corp.
              @ $30 exp. July 2002                           (304,330)
     1,153   Guidant Corp.
              @ $40 exp. July 2002                           (196,010)
     3,644   Hercules Inc.
              @ $12.50 exp. June 2002                        (191,310)
     1,131   International Game Technology
              @ $60 exp. July 2002                           (622,050)
       309   International Game Technology
              @ $65 exp. July 2002                            (83,430)
     1,316   L-3 Communications Holdings Inc.
              @ $95 exp. Oct. 2002                         (4,724,440)
     1,946   Lincoln National Corp.
              @ $55 exp. July 2002                            (38,920)
     1,786   Mandalay Resort Group
              @ $27.50 exp. June 2002                      (1,527,030)
       810   Mandalay Resort Group
              @ $30 exp. June 2002                           (498,150)
     2,088   Manor Care Inc.
              @ $22.50 exp. Aug. 2002                        (803,880)
     1,117   Manor Care Inc.
              @ $25 exp. Aug. 2002                           (251,325)
     1,655   Manor Care Inc.
              @ $25 exp. Nov. 2002                           (504,775)
     2,041   Mattel Inc.
              @ $20 exp. Oct. 2002                           (408,200)
     3,316   Motorola Inc.
              @ $15 exp. July 2002                           (497,400)
     1,884   Motorola Inc.
              @ $15 exp. Oct. 2002                           (395,640)
     1,510   Oxford Health Plans Inc.
              @ $40 exp. Aug. 2002                         (1,132,500)

 See notes to financial statements.
                                       8

                                                            MARKET
 CONTRACTS                                                  VALUE
---------------------------------------------------------------------
       586   Oxford Health Plans Inc.
              @ $42.50 exp. Aug. 2002                    $   (328,160)
     1,475   Packaging Corp. of America
              @ $20 exp. July 2002                           (121,687)
     7,289   Packaging Corp. of America
              @ $20 exp. Oct. 2002                           (929,348)
       690   Phillips Petroleum Co.
              @ $60 exp. May 2002                             (75,900)
     1,672   Rockwell Collins, Inc.
              @ $22.50 exp. Oct. 2002                        (501,600)
     1,574   Storage Technology Corp.
              @ $20 exp. June 2002                           (271,515)
       921   Storage Technology Corp.
              @ $22.50 exp. June 2002                         (69,075)
     2,739   Storage Technology Corp.
              @ $25 exp. Sept. 2002                          (253,358)
       500   Tektronix Inc.
              @ $22.50 exp. July 2002                         (66,250)
     1,394   Tenet Healthcare Corp.
              @ $65 exp. May 2002                          (1,150,050)
       763   Tenet Healthcare Corp.
              @ $65 exp. Aug. 2002                           (755,370)
     1,394   Tenet Healthcare Corp.
              @ $70 exp. Nov. 2002                         (1,087,320)
     1,407   Thermo Electron Corp.
              @ $25 exp. June 2002                            (35,175)
     1,966   Tricon Global Restaurants Inc.
              @ $60 exp. July 2002                           (943,680)
       298   USA Education Inc.
              @ $95 exp. July 2002                           (113,240)
       897   USA Education Inc.
              @ $95 exp. Oct. 2002                           (605,475)
       792   Viasys Healthcare Inc.
              @ $22.50 exp. Oct. 2002                         (81,180)
       902   Waste Management Inc.
              @ $25 exp. July 2002                           (202,950)
       680   Waste Management Inc.
              @ $27.50 exp. July 2002                         (74,800)
       532   Zale Corp.
              @ $40 exp. Aug. 2002                           (143,640)
                                                         ------------
             TOTAL COVERED CALL OPTIONS
               WRITTEN (PREMIUM $32,273,365)              (40,773,020)

See notes to financial statements.
                                       9

                                                            MARKET
                                              COST          VALUE
---------------------------------------------------------------------
             TOTAL INVESTMENT PORTFOLIO
              (99.99%)                    $390,387,604   $470,955,280
                                          ------------
                                          ------------
             Other assets in excess of
               liabilities (0.01%)                             43,430
                                                         ------------
             NET ASSETS (100.00%)                        $470,998,710
                                                         ------------
                                                         ------------

             *    Non-income producing security
             'D' At April 30, 2002, a portion of this security was segregated to cover collateral requirements for options.
           'D''D' Restricted security priced at fair value by the Valuation Committee of the Board of Trustees. Represents ownership interest in a security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on April 30, 2002 is shown below:

             Security                         Acquisition Date      Cost
             --------------------------------------------------------------
             Assistive Technology Inc.
              Ser. E-1                            10/31/95       $  883,921
             Assistive Technology Inc.
              Ser. E-2                            12/19/96          500,000
             Assistive Technology Inc.
              Ser. F                              12/07/01          342,000
             Assistive Technology Inc.
              Warrants                            10/21/98              382
             Assistive Technology Inc.
              Ser. E-1 Warrants                   10/21/98               --
             Euro Outlet Malls, L.P.              12/30/94               --
             Tidewater Holdings Inc. Ser. A
              Conv. Pfd. Stock                     7/09/96        1,200,000

 See notes to financial statements.
                                       10

                          FIRST EAGLE FUND OF AMERICA
                      STATEMENT OF ASSETS AND LIABILITIES
                                 April 30, 2002
                                  (unaudited)

ASSETS:
   Investments -- Cost                                        $386,487,772
   Short-term investments -- Cost                               36,173,197

   Investments, at value                                       475,559,806
   Short-term investments, at value                             36,168,494
   Cash                                                            861,282
   Dividends and interest receivable                               180,804
   Receivable for Fund shares sold                                 541,191
   Receivable for investments sold                               1,534,713
                                                              ------------
   TOTAL ASSETS                                                514,846,290
                                                              ------------

LIABILITIES:
   Options written at value* (note 3)                           40,773,020
   Payable for investments purchased                             2,290,196
   Payable for Fund shares redeemed                                228,577
   Management fee payable                                          388,299
   Accrued operating expenses                                      167,488
                                                              ------------
   TOTAL LIABILITIES                                            43,847,580
                                                              ------------
   NET ASSETS                                                 $470,998,710
                                                              ------------
                                                              ------------
Net Assets were comprised of:
   Par value of capital shares (note 4)                            212,705
   Capital paid in excess of par value (note 4)                388,918,823
   Net unrealized appreciation of investments and written
    options transactions                                        80,567,676
   Accumulated net realized gain on investments and written
    options transactions                                         3,000,837
   Undistributed net investment loss                            (1,701,331)
                                                              ------------
   NET ASSETS                                                 $470,998,710
                                                              ------------
                                                              ------------
SHARES OUTSTANDING
   Class Y                                                      20,889,609
   Class C                                                         305,749
   Class A                                                          75,160
NET ASSET VALUE PER SHARE:
   Class Y (and redemption price)                                   $22.15
   Class C**                                                        $21.39
   Class A                                                          $21.98

 * Premiums received for First Eagle Fund of America were $32,273,365.

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

See notes to financial statements.

                          FIRST EAGLE FUND OF AMERICA
                            STATEMENT OF OPERATIONS
                    For the six months ended April 30, 2002
                                  (unaudited)

INVESTMENT INCOME:
   Dividend income                                            $ 1,151,817
   Interest income                                                534,499
                                                              -----------
      TOTAL INVESTMENT INCOME                                   1,686,316
                                                              -----------

EXPENSES:
   Management fee (note 2)                                      2,187,513
   Services fee (note 2)                                          546,876
   Transfer agent fees                                            335,367
   Legal fees                                                      46,312
   Accounting fees                                                 43,189
   Custodian fees                                                  42,334
   Registration fees                                               39,039
   Printing fees                                                   38,274
   Audit fees                                                      30,653
   Distribution fees (note 2)                                      25,693
   Trustee fees                                                    19,930
   Miscellaneous fees                                              32,467
                                                              -----------
      TOTAL EXPENSES                                            3,387,647
                                                              -----------

   NET INVESTMENT LOSS                                         (1,701,331)
                                                              -----------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND WRITTEN
OPTIONS TRANSACTIONS
   Net Realized Gain from:
    Investment transactions                                     5,799,597
                                                              -----------

   NET REALIZED GAIN                                            5,799,597
                                                              -----------
Change in Net Unrealized Appreciation of Investments and
Written Options Transactions
    Beginning of period                                        48,179,163
    End of period                                              80,567,676
                                                              -----------
INCREASE IN NET UNREALIZED APPRECIATION                        32,388,513
                                                              -----------
NET GAIN ON INVESTMENTS AND WRITTEN OPTIONS TRANSACTIONS       38,188,110
                                                              -----------
INCREASE IN NET ASSETS FROM OPERATIONS                        $36,486,779
                                                              -----------
                                                              -----------

See notes to financial statements.

                          FIRST EAGLE FUND OF AMERICA
                      STATEMENTS OF CHANGES IN NET ASSETS
  For the six months ended April 30, 2002 and the year ended October 31, 2001
                                  (unaudited)

                                           2002               2001
OPERATIONS:
 Net investment loss                   $ (1,701,331)      $  (1,198,046)
 Net realized gain                        5,799,597          18,586,775
 Increase/(Decrease) in net
   unrealized appreciation               32,388,513          (1,345,188)
                                       ------------       -------------
 INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                       36,486,779          16,043,541
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net realized gain                      (11,006,881)         (2,740,380)
                                       ------------       -------------
 DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS        (11,006,881)         (2,740,380)
FUND SHARE TRANSACTIONS (NOTE 4):
 Net proceeds from sale of shares        60,582,958         105,743,505
 Net asset value of shares issued for
   reinvestment of capital gains          9,388,180           2,299,097
 Cost of shares redeemed                (24,382,508)       (106,556,969)
                                       ------------       -------------
 INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                    45,588,630           1,485,633
                                       ------------       -------------
 INCREASE IN NET ASSETS                  71,068,528          14,788,794
NET ASSETS:
 Beginning of period                    399,930,182         385,141,388
                                       ------------       -------------
 END OF PERIOD                         $470,998,710       $ 399,930,182
                                       ------------       -------------
                                       ------------       -------------

See notes to financial statements.

                               FIRST EAGLE FUNDS
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES -- First Eagle Funds, a Delaware business trust (the 'Trust'), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of the portfolio, First Eagle Fund of America (the 'Fund'), and a separate portfolio, First Eagle International Fund, which closed on May 31, 2002. The Fund has distinct investment objectives and policies. The Fund offers Class Y, Class C, and Class A shares (inception November 19, 1998). All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, and has exclusive voting rights with respect to matters affecting only that class.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day. Equity securities listed on the NASDAQ National Market System are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) and U.S. Government Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other securities are valued at the mean between the most recently quoted bid and asked prices. Short-term debt instruments which mature in less than 60 days are valued at amortized cost, unless the Board of Trustees determines that such valuation does not represent fair value. Securities which are otherwise not readily marketable or securities for which market quotations are not readily available are valued in good faith at fair value in accordance with procedures adopted by the Trust's Board of Trustees. A Valuation Committee of the Board of Trustees has been established to determine the value of such securities after consultation with the Trust's investment adviser.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses on security transactions are determined based on the specific identification method. Discounts and premiums on purchases of investments are accreted and amortized, respectively, as adjustments to interest income and cost of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

OPTIONS: In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Fund may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. The Fund may also use options for speculative purposes, although it does not employ options for this purpose at the present time. The Fund will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sales of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk of buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

FORWARD CURRENCY CONTRACTS: In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains or losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

C. FOREIGN CURRENCY TRANSLATION: The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. The Fund does not isolate that portion of gains and losses on investments which is due to change in foreign exchange rates from that which is due to changes in market prices of the equity securities.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, and distribution of net realized gain from investment transactions, if any, will be made annually. The Fund records dividends and distributions to its shareholders on the record date.

F. ESTIMATES AND ASSUMPTIONS -- Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause results to differ from these amounts.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT -- Arnhold and S. Bleichroeder Advisers, Inc. (the 'Adviser'), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ('ASB'), manages the Trust. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Trust and the Adviser (the 'Advisory Agreement') an annual advisory fee of 1.00% of the average daily net assets of the Fund.

Arnhold and S. Bleichroeder, Inc. (the 'Distributor') serves as the distributor of the Trust's Class Y, Class C, and Class A shares. The Distributor receives a services fee at the annual rate of 0.25% of the Fund's daily net assets, payable monthly, pursuant to a Distribution and Services Agreement which was approved by the Board of Trustees, to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions.

Shareholders pay the distributor a contingent deferred sales charge ('CDSC') of 1.00% on Class C shares which applies if redemption occurs within the first year of purchase. In addition, the Fund also pays a distribution fee (12b-1) with respect to Class C shares and Class A shares calculated at the annual rate of 0.75% and 0.25% respectively, of the daily net assets, payable quarterly. For the six months ended April 30, 2002, total 12b-1 fees for Class C shares and Class A shares were as follows:

                                                  Class C       Class A
                                                  -------       -------
First Eagle Fund of America                       $23,746       $1,947

NOTE 3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES -- The aggregate costs of purchases and proceeds from sales of investments (including maturities, but excluding short-term investments), during the six months ended April 30, 2002 were as follows:

                                           Purchases        Sales
                                           ---------        -----
First Eagle Fund of America               $233,083,878   $109,204,127

For the six months ended April 30, 2002, the Fund had the following written options transactions:

                                          Number of Contracts     Premium
                                          -------------------     -------
Options outstanding at October 31, 2001          52,899         $22,696,803
Options written                                 205,375          66,262,527
Options exercised                               (15,197)         (7,020,310)
Options expired/closed                         (146,839)        (49,665,655)
                                               --------         -----------
Options outstanding at April 30, 2002            96,238         $32,273,365
                                               --------         -----------
                                               --------         -----------

For the six months ended April 30, 2002, the Fund paid brokerage commissions on securities transactions of $1,335,270 of which $9,325 was paid to ASB.

NOTE 4. CAPITAL SHARES -- The Declaration of the Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. The Trust has established Class Y, Class C, and Class A shares. Each share of a class represents an identical interest in the portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                            Six months ended                Year ended
                             April 30, 2002              October 31, 2001
                             --------------              ----------------
                          Shares        Amount        Shares        Amount
                          ------        ------        ------        ------
FIRST EAGLE FUND OF AMERICA CLASS Y
Shares sold              2,707,825   $ 59,213,166    4,947,230   $ 104,678,808
Shares redeemed         (1,067,641)   (23,285,056)  (5,034,052)   (104,465,554)
Shares issued on
reinvestment               434,047      9,227,838      117,052       2,257,931
                        ----------   ------------   ----------   -------------
Net Increase             2,074,231   $ 45,155,948       30,230   $   2,471,185
                        ----------   ------------   ----------   -------------
                        ----------   ------------   ----------   -------------

FIRST EAGLE FUND OF AMERICA CLASS C
Shares sold               45,469      $ 969,875       35,838      $   768,617
Shares redeemed          (39,678)      (847,350)     (95,300)      (1,891,747)
Shares issued on
reinvestment               6,575        135,368        1,921           36,181
                         -------      ---------      -------      -----------
Net Increase/
(Decrease)                12,366      $ 257,893      (57,541)     $(1,086,949)
                         -------      ---------      -------      -----------
                         -------      ---------      -------      -----------

FIRST EAGLE FUND OF AMERICA CLASS A
Shares sold               18,805      $ 401,762       13,819       $ 296,080
Shares redeemed          (11,500)      (250,102)      (9,526)       (199,668)
Shares issued on
reinvestment               1,187         27,469          260           4,985
                         -------      ---------       ------       ---------
Net Increase               8,492      $ 179,129        4,553       $ 101,397
                         -------      ---------       ------       ---------
                         -------      ---------       ------       ---------

Of the 21,270,518 shares of common stock outstanding for the Fund at April 30, 2002 ASB owned 35,531 shares and the ASB Profit Sharing Plan owned 531,825 shares. The directors and officers of the Trust owned approximately 1,136,553 shares of the Fund at April 30, 2002.

FINANCIAL HIGHLIGHTS

    SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

FIRST EAGLE FUND OF AMERICA CLASS Y

                          FOR THE
                         SIX MONTHS
                           ENDED
                         APRIL 30,                     FOR THE YEAR ENDED OCTOBER 31,
                            2002           ------------------------------------------------------
                        (UNAUDITED)         2001        2000        1999        1998        1997
                        -----------         ----        ----        ----        ----        ----
NET ASSET VALUE,
 BEGINNING OF PERIOD       $20.87          $20.07      $20.46      $21.53      $20.59      $17.97
INCOME FROM
 INVESTMENT
 OPERATIONS
  Net investment
    (loss)                  (0.08)          (0.06)      (0.03)       0.07       (0.08)      (0.06)
  Net realized and
    unrealized gain          1.93            1.01        1.18        2.45        3.62        5.31
                           ------          ------      ------      ------      ------      ------
Total from investment
 operations                  1.85            0.95        1.15        2.52        3.54        5.25
                           ------          ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
 FROM:
  Net realized gain         (0.57)          (0.15)      (1.54)      (3.59)      (2.60)      (2.63)
                           ------          ------      ------      ------      ------      ------
Total distributions         (0.57)          (0.15)      (1.54)      (3.59)      (2.60)      (2.63)
                           ------          ------      ------      ------      ------      ------
NET ASSET VALUE, END
 OF PERIOD                 $22.15          $20.87      $20.07      $20.46      $21.53      $20.59
                           ------          ------      ------      ------      ------      ------
                           ------          ------      ------      ------      ------      ------
Total Return*                 9.0 %'D''D'     4.8 %       6.1 %      12.1 %      19.2 %      31.0 %
Net assets, end of
 period (millions)         $  463          $  393      $  377      $  536      $  392      $  254
RATIOS TO AVERAGE NET
 ASSETS:
  Expenses                   1.5%'D'         1.4%        1.4%        1.4%        1.5%        1.7%
  Net investment
    (loss)/income           (0.8%)'D'       (0.3%)      (0.2%)       0.3%       (0.4%)      (0.3%)
Portfolio turnover
 rate                         24%             83%         55%         89%         83%         98%

 * Past performance is not predictive of future performance.

  'D'  Annualized

'D''D' Total return not annualized

FINANCIAL HIGHLIGHTS

    SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

FIRST EAGLE FUND OF AMERICA CLASS C

                         FOR THE
                        SIX MONTHS
                          ENDED                                        MARCH 2, 1998**
                        APRIL 30,     FOR THE YEAR ENDED OCTOBER 31,       THROUGH
                           2002       ------------------------------     OCTOBER 31,
                       (UNAUDITED)      2001       2000       1999          1998
                       -----------      ----       ----       ----          ----
NET ASSET VALUE,
 BEGINNING OF PERIOD      $20.24       $19.62     $20.18     $21.43        $21.07
INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment
    loss                   (0.16)       (0.21)     (0.17)     (0.20)        (0.16)
   Net realized and
    unrealized gain         1.88         0.98       1.15       2.54          0.52
                          ------       ------     ------     ------        ------
Total from investment
 operations                 1.72         0.77       0.98       2.34          0.36
                          ------       ------     ------     ------        ------
LESS DISTRIBUTIONS
 FROM:
   Net realized gain       (0.57)       (0.15)     (1.54)     (3.59)           --
                          ------       ------     ------     ------        ------
Total distributions        (0.57)       (0.15)     (1.54)     (3.59)           --
                          ------       ------     ------     ------        ------
NET ASSET VALUE, END
 OF PERIOD                $21.39       $20.24     $19.62     $20.18        $21.43
                          ------       ------     ------     ------        ------
                          ------       ------     ------     ------        ------
Total Return*                8.6 %'D''D'    4.0 %     5.2 %    11.2 %         1.7 %'D''D'
Net assets, end of
 period (millions)        $    6       $    6     $    7     $   20        $    1
RATIOS TO AVERAGE NET
 ASSETS:
   Expenses                 2.3%'D'      2.2%       2.2%       2.1%          2.2%'D'
   Net investment
    loss                   (1.5%)'D'    (1.0%)     (0.9%)     (0.9%)        (1.1%)'D'
Portfolio turnover
 rate                        24%          83%        55%        89%           83%

 * Past performance is not predictive of future performance.

 ** Commencement of investment operations

 'D' Annualized

'D''D' Total return not annualized

FINANCIAL HIGHLIGHTS

    SELECTED DATA FOR A SHARE OF COMMON STOCK OUTSTANDING THROUGHOUT EACH
PERIOD:

FIRST EAGLE FUND OF AMERICA CLASS A

                           FOR THE
                          SIX MONTHS
                            ENDED       FOR THE YEAR ENDED    NOVEMBER 20, 1998**
                          APRIL 30,         OCTOBER 31,             THROUGH
                             2002           -----------           OCTOBER 31,
                         (UNAUDITED)      2001       2000            1999
                         -----------      ----       ----            ----
NET ASSET VALUE,
 BEGINNING OF PERIOD        $20.72       $19.98     $20.42          $20.33
INCOME FROM INVESTMENT
 OPERATIONS
   Net investment loss       (0.11)       (0.11)     (0.08)          (0.09)
   Net realized and
    unrealized gain           1.94         1.00       1.18            1.93
                            ------       ------     ------          ------
Total from investment
 operations                   1.83         0.89       1.10            1.84
                            ------       ------     ------          ------
LESS DISTRIBUTIONS
 FROM:
   Net realized gain         (0.57)       (0.15)     (1.54)          (1.75)
                            ------       ------     ------          ------
Total distributions          (0.57)       (0.15)     (1.54)          (1.75)
                            ------       ------     ------          ------
NET ASSET VALUE, END OF
 PERIOD                     $21.98       $20.72     $19.98          $20.42
                            ------       ------     ------          ------
                            ------       ------     ------          ------
Total Return*                  9.0 %'D''D'  4.5 %      5.8 %           8.6 %'D''D'
Net assets, end of
 period (millions)          $    2       $    1     $    1          $    2
RATIOS TO AVERAGE NET
 ASSETS:
   Expenses                   1.8%'D'      1.7%       1.7%            1.6%'D'
   Net investment loss       (1.0%)'D'    (0.5%)     (0.4%)          (0.4%)'D'
Portfolio turnover rate        24%          83%        55%             89%

 * Past performance is not predictive of future performance.

 ** Commencement of investment operations

 'D' Annualized

'D''D' Total return not annualized

                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

    The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Trustees.

    Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust's Board of Trustees are not 'interested persons' as that term is defined in the Investment Company Act. Additional information about the Trustees is available in the Trust's Statement of Additional Information, dated March 1, 2002, which is available from the Trust at no charge by calling (800) 451-3623.

                            INDEPENDENT TRUSTEES(1)

                                                                          NUMBER OF
                                     TERM OF                            PORTFOLIOS IN
                       POSITION(S)  OFFICE AND                            THE FUND            OTHER
                        HELD WITH   LENGTH OF         PRINCIPAL            COMPLEX        TRUSTEESHIPS/
    NAME, AGE AND          THE         TIME         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS/
       ADDRESS           COMPANY    SERVED(2)   DURING PAST (5) YEARS      TRUSTEE       HELD BY TRUSTEE
       -------           -------    ---------   ---------------------      -------       ---------------
Candace K.  Beinecke,
55 ..................  Trustee      February    Chair, Hughes Hubbard        6         Director, ALSTOM;
One Battery Park                    1998 to     & Reed                                 Director, Jacob's
Plaza                               present                                            Pillow Dance
New York, NY 10004                                                                     Festival, Inc.;
                                                                                       Director, Merce
                                                                                       Cunningham Dance
                                                                                       Foundation, Inc.;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)

Edwin J. Ehrlich, 71   Trustee      February    President,                   6         Director, First
2976 Lonni Lane                     1998 to     Ehrlich Capital                        Eagle SoGen Funds,
Merrick, New York                   present     Management                             Inc.
11566                                                                                  (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)

K. Georg Gabriel, 73   Trustee      February    Senior Advisor,              1         Director, The
Strategic Investment                1998 to     Strategic Investment                   Emerging Markets
Group                               present     Group                                  New Economy Fund
1001 Nineteenth
Street 16th Floor
Arlington, VA 22209

Robert J. Gellert, 71  Trustee      February    Manager and Director,        6         Director, Formex
122 East 42nd Street                1998 to     United Continental                     Manufacturing,
New York, New York                  present     Corp.; General                         Inc.; Director,
10168                                           Partner, Windcrest                     First Eagle SoGen
                                                Partners                               Funds, Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)

                                                                          NUMBER OF
                                     TERM OF                            PORTFOLIOS IN
                       POSITION(S)  OFFICE AND                            THE FUND            OTHER
                        HELD WITH   LENGTH OF         PRINCIPAL            COMPLEX        TRUSTEESHIPS/
    NAME, AGE AND          THE         TIME         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS/
       ADDRESS           COMPANY    SERVED(2)   DURING PAST (5) YEARS      TRUSTEE       HELD BY TRUSTEE
       -------           -------    ---------   ---------------------      -------       ---------------
James E. Jordan, 56    Trustee      November    Private Investor;            6         Director, Leucadia
767 Fifth Avenue                    1999 to     Consultant to The                      National
New York, New York                  present     Jordan Company                         Corporation,
10153                                           (private investment                    Director, Empire
                                                banking company);                      Insurance Company;
                                                until June 1997,                       Director, J.Z.
                                                President and Chief                    Equity Partners plc
                                                Investment Officer of                  (a British
                                                The William Penn                       investment trust
                                                Company                                company); Director,
                                                (a registered                          School of
                                                investment adviser)                    International and
                                                                                       Public Affairs of
                                                                                       Columbia
                                                                                       University; Vice
                                                                                       Chairman, New York
                                                                                       State Board of The
                                                                                       Nature Conservancy;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)
William M. Kelly, 57   Trustee      February    Senior Associate,            6         Trustee, New York
500 Fifth Avenue                    1998 to     Lingold Associates                     Foundation;
50th Floor                          present                                            Treasurer and
New York, New York                                                                     Trustee, Black Rock
10110                                                                                  Forest Consortium;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)
Paul J. Lawler,        Director     March 2002  Vice President --            6         Director and
53 ..................               to present  Investments and Chief                  Treasurer, Junior
One Michigan Avenue                             Investment Officer,                    Achievement of
East Battle Creek,                              W.K. Kellogg                           South Central
Michigan 49017                                  Foundation; prior to                   Michigan; Finance
                                                June 1997, Vice                        Committee Member,
                                                President for Finance,                 Battle Creek
                                                Renssaler Polytechnic                  Community
                                                Institute                              Foundation;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc. (4
                                                                                       portfolios);
                                                                                       Director First
                                                                                       Eagle SoGen
                                                                                       Variable Funds Inc.
                                                                                       (1 portfolio)

---------

(1) Trustees who are not 'interested persons' of the Company as defined in the Investment Company Act.

(2) The term of office of each Trustee is indefinite. Each Trustee (other than Mr. Jordan) has served as such since the organization of the Trust in February 1998. Certain of the Trustees also served in a similar capacity with respect to one or both of the Trust's predecessor companies.

                             INTERESTED TRUSTEES(1)

                                     TERM OF                            NUMBER OF
                                     OFFICE                           PORTFOLIOS IN
                       POSITION(S)     AND                              THE FUND            OTHER
                        HELD WITH    LENGTH          PRINCIPAL           COMPLEX        TRUSTEESHIPS/
    NAME, AGE AND          THE       OF TIME       OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
       ADDRESS           COMPANY    SERVED(2)  DURING PAST (5) YEARS     TRUSTEE       HELD BY TRUSTEE
       -------           -------    ---------  ---------------------     -------       ---------------
John P. Arnhold, 48 .  Co-          February   Co-President and            6         Co-President and
1345 Avenue of the     President;   1998 to    Director, Arnhold and                 Director, First
Americas               Trustee      present    S. Bleichroeder                       Eagle SoGen Funds,
New York, New York                             Holdings, Inc.; Co-                   Inc.
10105                                          President and                         (4 portfolios);
                                               Director, Arnhold and                 Co-President and
                                               S. Bleichroeder,                      Director, First
                                               Inc.; Co-President                    Eagle SoGen
                                               and Director, Arnhold                 Variable Funds,
                                               and S. Bleichroeder                   Inc. (1 portfolio)
                                               Advisers, Inc.;
                                               President and
                                               Director, Arnhold and
                                               S. Bleichroeder UK
                                               Ltd.; Co-President
                                               and Director, ASB
                                               Securities, Inc.
Michael M. Kellen, 57  Trustee      February   Director and Senior         1
1345 Avenue of the                  1998 to    Vice President,
Americas                            present    Arnhold and
New York, New York                             S. Bleichroeder
10105                                          Holdings, Inc.;
                                               Director and Senior
                                               Vice President,
                                               Arnhold and
                                               S. Bleichroeder, Inc.
Stanford S.
 Warshawsky, 64 .....  Chairman of  February   Co-President,               6         Director, German-
1345 Avenue of the     the Board;   1998 to    Secretary, and                        American Chamber of
Americas               Trustee      present    Director, Arnhold and                 Commerce; Chairman
New York, New York                             S. Bleichroeder                       and Director, First
10105                                          Holdings, Inc.;                       Eagle SoGen Funds,
                                               Co-President,                         Inc.
                                               Secretary and                         (4 portfolios);
                                               Director, Arnhold and                 Chairman and
                                               S. Bleichroeder,                      Director, First
                                               Inc.; Co-President                    Eagle SoGen
                                               and Director, Arnhold                 Variable Funds,
                                               and S. Bleichroeder                   Inc. (1 portfolio)
                                               Advisers, Inc.;
                                               Chairman and
                                               Director, Arnhold and
                                               S. Bleichroeder UK
                                               Ltd.; Co-President
                                               and Director, ASB
                                               Securities, Inc.

---------

(1) Trustees who are 'interested persons' of the Trust as defined in the Investment Company Act. Each of Messrs. Arnhold and Warshawsky is an interested person of the Trust by virtue of being an officer and a director of the Adviser. Mr. Kellen is an interested person of the Trust by virtue of being an officer and a director of the Distributor.
(2) The term of office of each Trustee is indefinite. Each Trustee has served as such since the organization of the Trust in February 1998. Certain of the Trustees also served in a similar capacity with respect to one or both of the Trust's predecessor companies.

                                    OFFICERS

                                  POSITION(S)    TERM OF OFFICE
                                   HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
    ---------------------         -----------    ---------------    --------------------------
John P. Arnhold, 48 ..........  Co-President;    February 1998    See table above related to
1345 Avenue of the Americas     Trustee          to present       Interested Trustees
New York, New York 10105

Harold J. Levy 48 ............  Co-President     February 1998    Portfolio Manager, Arnhold and
1345 Avenue of the Americas     (portfolio       to present       S. Bleichroeder Advisers,
New York, New York 10105        manager)         (with portfolio  Inc.; Principal, Iridian Asset
                                                 management       Management LLC; prior to 1996,
                                                 responsibility   Senior Vice President, Arnhold
                                                 for First Eagle  and S. Bleichroeder Holdings,
                                                 Fund of America  Inc.
                                                 since April
                                                 1987)

David L. Cohen, 46 ...........  Senior Vice      February 1998    Portfolio Manager, Arnhold and
1345 Avenue of the Americas     President        to present       S. Bleichroeder Advisers,
New York, New York 10105        (portfolio       (with portfolio  Inc.; Principal, Iridian Asset
                                manager)         management       Management LLC; Senior Vice
                                                 responsibility   President from 1993 through
                                                 for First Eagle  1996 and previously Vice
                                                 Fund of America  President, Arnhold and
                                                 since 1989)      S. Bleichroeder Holdings, Inc.

Robert Bruno, 37 .............  Vice President,  February 1998    Senior Vice President, Arnhold
1345 Avenue of the Americas     Secretary and    to present       and S. Bleichroeder Holdings,
New York, New York 10105        Treasurer                         Inc.; Vice President, Arnhold
                                                                  and S. Bleichroeder Advisers,
                                                                  Inc.; Vice President,
                                                                  Secretary and Treasurer, First
                                                                  Eagle SoGen Funds, Inc. and
                                                                  First Eagle SoGen Variable
                                                                  Funds, Inc.; prior to 1997,
                                                                  President and Chief Operating
                                                                  Officer, Coelho Associates
                                                                  LLC; Senior Vice President and
                                                                  Chief Admin. Officer,
                                                                  Schroeder Wertheim Investment
                                                                  Services, Inc.

Andrew DeCurtis, 34 ..........  Vice President   November 2000    Vice President, Arnhold and
1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings,
New York, New York 10105                                          Inc.; Vice President, First
                                                                  Eagle SoGen Funds, Inc. and
                                                                  First Eagle SoGen Variable
                                                                  Funds, Inc.; Assistant Vice
                                                                  President, Oppenheimer Capital
                                                                  prior to 1997

Edwin S. Olsen, 62 ...........  Vice President   November 2000    Vice President, Arnhold and
1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings,
New York, New York 10105                                          Inc.; Vice President, First
                                                                  Eagle SoGen Funds, Inc. and
                                                                  First Eagle SoGen Variable
                                                                  Funds, Inc.; Vice President,
                                                                  SG Cowen Securities Corp.
                                                                  prior to 1999

Tracy Saltwick, 43 ...........  Vice President   February 1998    Senior Vice President, Arnhold
1345 Avenue of the Americas     and Compliance   to present       and S. Bleichroeder, Inc.;
New York, New York 10105        Officer                           Vice President, ASB
                                                                  Securities, Inc.; Vice
                                                                  President and Compliance
                                                                  Officer, First Eagle SoGen
                                                                  Funds, Inc. and First Eagle
                                                                  SoGen Variable Funds, Inc.

                                  POSITION(S)    TERM OF OFFICE
                                   HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
    ---------------------         -----------    ---------------    --------------------------
Stefanie Spritzler, 28 .......  Assistant        May 2000         Assistant Vice President,
1345 Avenue of the Americas     Treasurer        to present       Arnhold and S. Bleichroeder
New York, New York 10105                                          Holdings, Inc.; Assistant
                                                                  Treasurer, First Eagle SoGen
                                                                  Funds, Inc. and First Eagle
                                                                  SoGen Variable Funds, Inc.;
                                                                  prior to May, 1998, Senior
                                                                  Accountant, The Bank of New
                                                                  York; prior to September 1997,
                                                                  Senior Accountant, Prudential
                                                                  Insurance Company of America

Winnie Chin, 27 ..............  Assistant        March 2001 to    Assistant Treasurer, First
1345 Avenue of the Americas     Treasurer        present          Eagle SoGen Funds, Inc., First
New York, New York 10105                                          Eagle SoGen Variable Funds,
                                                                  Inc.; prior to 1997, Senior
                                                                  Accountant, Salomon Smith
                                                                  Barney Inc.

Suzan J. Afifi, 49 ...........  Assistant        February 1998    Vice President, Arnhold and
1345 Avenue of the Americas     Secretary        to present       S. Bleichroeder Holdings,
New York, New York 10105                                          Inc.; Assistant Secretary,
                                                                  First Eagle SoGen Funds, Inc.
                                                                  and First Eagle SoGen Variable
                                                                  Funds, Inc.; prior to 1997,
                                                                  Managing Director,
                                                                  EffectInvest Bank, Vienna,
                                                                  Austria

---------

(1) The term of office of each officer is indefinite. Certain of the officers also served in a similar capacity with respect to one or both of the Trust's predecessor companies.

                      (This page left blank intentionally)

                      (This page left blank intentionally)

FIRST EAGLE FUNDS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105-4300
TOLL FREE (800) 451-3623
TRANSFER AGENT FAX: (816) 843-4039
WEBSITE: WWW.FIRSTEAGLEFUNDS.COM

TRUSTEES
JOHN P. ARNHOLD
CANDACE K. BEINECKE
EDWIN J. EHRLICH
K. GEORG GABRIEL
ROBERT J. GELLERT
JAMES E. JORDAN
MICHAEL M. KELLEN, Vice Chairman of the Board
WILLIAM M. KELLY
PAUL J. LAWLER
STANFORD S. WARSHAWSKY, Chairman of the Board

OFFICERS
JOHN P. ARNHOLD, Co-President
HAROLD J. LEVY, Co-President
DAVID L. COHEN, Senior Vice President
ROBERT BRUNO, Vice President, Secretary and Treasurer
TRACY SALTWICK, Vice President
EDWIN OLSEN, Vice President
ANDREW DeCURTIS, Vice President
STEFANIE SPRITZLER, Asst. Treasurer
WINNIE CHIN, Asst. Treasurer
SUZAN J. AFIFI, Asst. Secretary

INVESTMENT ADVISER
ARNHOLD AND S. BLEICHROEDER ADVISERS, INC.
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

TRANSFER AGENT
DST SYSTEMS, INC.
330 West 9th Street
Kansas City, MO 64105

LEGAL COUNSEL
SHEARMAN & STERLING
599 Lexington Avenue
New York, NY 10022

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

The financial information included herein is taken from records of the Funds without examination by the Funds' independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus.

FIRST EAGLE FUNDS
-------------------------------------------
      SEMI-ANNUAL REPORT -- APRIL 30, 2002


                           [GLOBE GRAPHIC]



--------------------------------------------------------[FIRST EAGLE FUNDS LOGO]

                     [PERFORMANCE CHART]

                  First Eagle
Date          International Fund    MSCI EAFE Index
----          ------------------    ---------------
  4/4/94          $10,000            $10,000
 4/30/94          $10,360            $10,424
10/31/94          $10,024            $10,871
 4/30/95          $ 9,600            $11,007
10/31/95          $10,696            $10,831
 4/30/96          $12,004            $12,262
10/31/96          $12,533            $11,965
 4/30/97          $13,265            $12,153
10/31/97          $13,767            $12,519
 4/30/98          $17,053            $14,452
10/31/98          $14,571            $13,727
 4/30/99          $15,045            $15,824
10/31/99          $15,942            $16,888
 4/30/00          $18,327            $18,022
10/31/00          $16,887            $16,399
 4/30/01          $14,535            $15,085
10/31/01          $11,650            $12,311
 4/30/02          $11,371            $12,991

                    FIRST EAGLE INTERNATIONAL FUND
                         Investment Portfolio
                            April 30, 2002
                             (unaudited)

                                                                                                           Market
                                                                      Principal          Cost              Value
                                                                -------------------------------------------------------
Short Term Investments (103.73%)
         United States Treasury Bill due 6/27/02                    $ 4,100,000          4,088,964           4,088,897
                                                                                   ----------------  ------------------
Total Short Term Investments                                                             4,088,964           4,088,897
                                                                                   ================


         Total Investment Portfolio (103.73%)                                            4,088,964           4,088,897
                                                                                   ================  ------------------

              Liabilities in excess of other assets (-3.73%)                                                  (147,165)
                                                                                                     ------------------
         NET ASSETS (100.00%)                                                                               $3,941,732
                                                                                                     ==================

See Notes to Financial Statements.

                         First Eagle International Fund
                       Statement of Assets and Liabilities
                                 April 30, 2002
                                   (unaudited)




ASSETS:

              Short-term investments--Cost                                                                 4,088,964

              Short-term investments, at value                                                             4,088,897
              Cash                                                                                           106,319
                                                                                                         -----------
              Total Assets                                                                                 4,195,216
                                                                                                         -----------

LIABILITIES:

              Payable for Fund shares redeemed                                                               126,563
              Accrued operating expenses                                                                     126,921
                                                                                                         -----------
              Total Liabilities                                                                              253,484
                                                                                                         -----------


              Net Assets                                                                                  $3,941,732
                                                                                                          ==========


Net Assets were comprised of:
              Par value of capital shares (note 4)                                                             4,598
              Capital paid in excess of par value (note 4)                                                15,165,543
              Net unrealized appreciation of investments and foreign currency related transactions               (67)
              Accumulated net realized gain on investments and foreign currency related transactions     (10,827,263)
              Undistributed net investment loss                                                             (401,079)
                                                                                                         -----------
              Net Assets                                                                                  $3,941,732
                                                                                                         ===========

Shares Outstanding
              Class Y                                                                                        437,719
              Class C                                                                                         19,125
              Class A                                                                                          2,993

NET ASSET VALUE PER SHARE:
              Class Y (and redemption price)                                                                   $8.59
              Class C *                                                                                        $8.26
              Class A                                                                                          $8.50

             * Redemption price is NAV of Class C shares reduced by a 1.00%
               CDSC if shares are redeemed within the first year of purchase.






See Notes to Financial Statements.

                         First Eagle International Fund
                             Statement of Operations
                     For the six months ended April 30, 2002
                                   (unaudited)



INVESTMENT INCOME:
                   Dividend income                                                    $15,763
                   Interest income                                                    $35,259
                   Less: Foreign withholding tax                                      (47,834)
                                                                                   -----------
                        TOTAL  INVESTMENT INCOME                                        3,188
                                                                                   -----------

EXPENSES:
                   Management fee (note 2)                                             75,850
                   Services fee (note 2)                                               19,466
                   Transfer agent fees                                                 87,176
                   Legal fees                                                          49,568
                   Accounting fees                                                      5,640
                   Custodian fees                                                      17,958
                   Registration expenses                                               26,704
                   Printing expenses                                                   13,750
                   Miscellaneous expenses                                               2,583
                   Audit fees                                                          17,653
                   Distribution fees (note 2)                                           1,449
                   Trustee fees                                                        11,470
                   Liquidation fees                                                    75,000
                                                                                   -----------
                        TOTAL EXPENSES                                                404,267
                                                                                   -----------

                   NET INVESTMENT LOSS                                               (401,079)
                                                                                   -----------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY RELATED TRANSACTIONS
                   Net Realized Loss from:
                      Investment transactions                                      (2,701,324)
                      Foreign currency translation                                       (334)
                                                                                   -----------
                   Net Realized Loss                                               (2,701,658)
                                                                                   -----------

                   Change in Net Unrealized Appreciation of Investments
                   and Foreign Currency Related Transactions
                      Beginning of period                                          (2,847,782)
                      End of period                                                       (67)
                                                                                   -----------
                    Increase in Net Unrealized Appreciation                         2,847,715
                                                                                   -----------

Net Gain on Investments and
Foreign Currency Related Transactions                                                 146,057
                                                                                   -----------

Decrease in Net Assets From Operations                                              ($255,022)
                                                                                   ===========






See Notes to Financial Statements.

                         First Eagle International Fund
                       Statement of Changes in Net Assets
   For the six months ended April 30, 2002 and the year ended October 31, 2001
                                   (unaudited)

                                                                                   2002                       2001
                                                                                   ----                       ----
  OPERATIONS:
     Net investment loss                                                          ($401,079)               ($237,630)
     Net realized loss                                                           (2,701,658)              (6,183,016)
     Increase/(Decrease) in net unrealized appreciation                           2,847,715               (3,706,633)
                                                                                 ----------              -----------
     Decrease in Net Assets Resulting From Operations                              (255,022)             (10,127,279)
  DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain                                                                   --               (6,032,886)
                                                                                ------------             -----------
     Decrease in Net Assets From Distributions to Shareholders                           --               (6,032,886)
FUND SHARE TRANSACTIONS (NOTE 4):
     Net proceeds from sale of shares                                               380,366                6,338,812
     Net asset value of shares issued for reinvestment of capital gains                  --                4,645,243
     Cost of shares redeemed                                                    (17,674,523)              (9,121,677)
                                                                                ------------             -----------
     (Decrease)/Increase in Net Assets From Fund Share Transactions             (17,294,157)               1,862,378
                                                                                ------------             -----------
 Decrease in Net Assets                                                         (17,549,179)             (14,297,787)
NET ASSETS:
     Beginning of period                                                         21,490,911               35,788,698
                                                                                -----------              -----------
     End of period                                                               $3,941,732              $21,490,911



See Notes to Financial Statements.

                                FIRST EAGLE FUNDS

                          Notes to Financial Statements


NOTE 1. ORGANIZATION AND ACCOUNTING POLICIES-First Eagle Funds, a Delaware business trust (the "Trust"), is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of the portfolio, First Eagle International Fund (the "Fund"), and a separate portolio, First Eagle Fund of America. The Fund has distinct investment objectives and policies. The Fund offers Class Y, Class C, and Class A shares (inception November 19, 1998). All classes of shares have identical rights to earnings, assets, and voting privileges, except that each class has its own distribution and/or service plan, and has exclusive voting rights with respect to matters affecting only that class.

The following is a summary of significant accounting policies:

A. Valuation of Investments-Any security for which the primary market is on an exchange is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day. Equity securities listed on the NASDAQ National Market System are valued at the last sale price or, if there was no sale on such day, at the mean between the most recently quoted bid and asked prices. Corporate bonds (other than convertible debt securities) and U.S. Government Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other securities are valued at the mean between the most recently quoted bid and asked prices. Short-term debt instruments which mature in less than 60 days are valued at amortized cost, unless the Board of Trustees determines that such valuation does not represent fair value. Securities which are otherwise not readily marketable or securities for which market quotations are not readily available are valued in good faith at fair value in accordance with procedures adopted by the Trust's Board of Trustees. A Valuation Committee of the Board of Trustees has been established to determine the value of such securities after consultation with the Trust's investment adviser.

B. Accounting for Investments-Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses on security transactions are determined based on the specific identification method. Discounts and premiums on purchases of investments are accreted and amortized, respectively, as adjustments to interest income and cost of securities. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Options: In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Fund may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. The Fund may also use options for speculative purposes, although it does not employ options for this purpose at the present time. The Fund will segregate assets to cover its obligations under option contracts.

Options contracts are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on the sales of a written call option, the purchase cost of a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.


The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk of buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

Forward Currency Contracts: In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. The Fund will realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains or losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

C. Foreign Currency Translation: The market values of securities which are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

The net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period. A Fund does not isolate that portion of gains and losses on investments which is due to change in foreign exchange rates from that which is due to changes in market prices of the equity securities.

D. Federal Income Tax Status-It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders-Dividends from net investment income, if any, and distribution of net realized gain from investment transactions, if any, will be made annually. The Fund records dividends and distributions to its shareholders on the record date.

F. Estimates and Assumptions-Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause results to differ from these amounts.


NOTE 2. INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT-Arnhold and S. Bleichroeder Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. ("ASB"), manages the Trust. For its services, the Adviser receives, pursuant to an Investment Advisory Agreement between the Trust and the Adviser (the "Advisory Agreement") an annual advisory fee of 1.00% of the net assets of the Fund.


Arnhold and S. Bleichroeder, Inc. (the "Distributor") serves as the distributor of the Trust's Class Y, Class C, and Class A shares. The Distributor receives a services fee at the annual rate of 0.25% of the Fund's daily net assets payable monthly, pursuant to a Distribution and Services Agreement which was approved by the Board of Trustees, to cover expenses incurred by the Distributor for providing shareholder liaison services, including assistance with subscriptions, redemptions and other shareholder questions.

Shareholders pay the distributor a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares which applies if redemption occurs within the first year of purchase. In addition, the Trust also pays a distribution fee (12b-1) with respect to Class C shares and Class A shares calculated at the annual rate of 0.75% and 0.25% respectively, of the daily net assets. For the six months ended April 30, 2002, total 12b-1 fees for Class C shares and Class A shares were as follows:



                                            Class C                   Class A
                                            -------                   -------
First Eagle International Fund              $1,399                    $92


NOTE 3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES-The aggregate costs of purchases and proceeds from sales of investments (including maturities, but excluding short-term investments), during the six months ended April 30, 2002 were as follows:

                                            Purchases                   Sales
                                            ---------                   ------
First Eagle International Fund             $9,130,572               $33,851,515


For the six months ended April 30, 2002, the Fund paid brokerage commissions on securities transactions of $50,027 of which $24,926 was paid to ASB.



NOTE 4. CAPITAL SHARES-The Declaration of the Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. The Trust has established Class Y, Class C, and Class A shares. Each share of a class represents an identical interest in the portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.



Transactions in shares of each class were as follows:



                                                           Six months ended April 30,       Year ended October 31, 2001
                                                                      2002                  ---------------------------
                                                                      ----

First Eagle International Fund Class Y
                                                           Shares             Amount         Shares           Amount
                                                           ------             ------         ------           ------
Shares sold                                                42,079            $376,565        572,290        $6,231,067

Shares redeemed                                        (1,990,631)        (17,382,522)      (794,989)       (9,022,301)
Shares issued on reinvestment                                  --                  --        382,674         4,611,227
                                                       -----------       ------------        -------        ----------
Net Increase/(Decrease)                                (1,948,552)       $(17,005,957)       159,975        $1,819,993
                                                       ===========       ============        =======        ==========


                                                           Six months ended April 30,       Year ended October 31, 2001
                                                                      2002                  ---------------------------
                                                                      ----
First Eagle International Fund Class C
                                                       Shares             Amount            Shares           Amount
                                                       ------             ------            ------           -------
Shares sold                                               --                  --            8,013           $95,518
Shares redeemed                                      (31,387)          $(261,249)          (8,151)          (99,261)
Shares issued on reinvestment                             --                  --            2,849            33,267
                                                     -------           ---------            -----           -------
Net Increase                                         (31,387)          $(261,249)           2,708           $29,524
                                                     =======           =========            =====           =======

                                               Six months ended April 30,              Year ended October 31, 2001
                                                       2002                            ---------------------------
                                                      ------
First Eagle International Fund Class A
                                                   Shares             Amount         Shares           Amount
                                                   ------             ------         ------           ------
Shares sold                                           443             $3,801          1,339           $12,227
Shares redeemed                                    (3,583)           (30,752)           (11)             (115)
Shares issued on reinvestment                           --                 --            63               749
                                                   -------          ---------         -----           -------
Net Increase                                       (3,140)          $(26,951)         1,391           $12,861
                                                   =======          =========         =====           =======


Of the 459,837 shares of common stock outstanding for the Fund at April 30, 2002, ASB owned 13,337 shares of the Fund at April 30, 2002.

Financial Highlights
Selected data for a share of common stock outstanding throughout each period




First Eagle International Fund Class Y

                                        For the six                                             For the period    For the year
                                       months ended                                             from January 1,     ended
                                         April 30,        For the year ended October 31,        thru October 31,  December 31,
                                           2002     ------------------------------------------- ----------------  ------------
                                       (unaudited)     2001        2000        1999        1998        1997            1996
                                       -----------     ----        ----        ----        ----        ----            ----
Net asset value, beginning of period      $8.80       $15.71      $16.18      $16.09      $16.17      $15.04         $13.38
Income from investment operations
     Net investment loss                  (0.20)       (0.09)      (0.13)      (0.17)      (0.06)      (0.12)         (0.16)
     Net realized and unrealized gain     (0.01)       (4.03)       1.07        1.60        0.95        1.25           2.29
                                          ------      ------       -----       -----       -----       -----           ----
Total from investment operations          (0.21)       (4.12)       0.94        1.43        0.89       $1.13           2.13
                                                                                           -----       -----           ----

Less distributions from:
     Net realized gain                       --        (2.79)      (1.41)      (1.34)     ($0.97)         --         ($0.47)
                                         ------       ------      ------      ------     -------     -------         ------
Total distributions                          --        (2.79)      (1.41)      (1.34)     ($0.97)         --         ($0.47)
                                         ------       ------      ------      ------     -------     -------         ------

Net asset value, end of period            $8.59        $8.80      $15.71      $16.18      $16.09      $16.17         $15.04
                                         ======       ======      ======      ======     =======     =======         ======

Total Return*                              (2.4%)++    (31.0%)       5.9%        9.4%        5.8%        7.5%++        15.9%

Net assets, end of period            $3,758,283  $21,008,195 $34,781,555 $38,222,433 $36,320,210 $36,320,210    $32,105,280

Ratios to Average Net Assets:
     Expenses                               4.6% +       2.4%        2.1%        2.4%        2.4%        2.3% +         2.9%
     Net investment loss                   (4.5%)+      (0.8%)      (0.7%)      (1.1%)      (0.5%)      (1.0%)+        (1.1%)

Portfolio turnover rate                      42%          68%        120%         87%         85%         54%           101%

               * Past performance is not predictive of future performance. + Annualized
              ++ Total return not annualized

Financial Highlights

Selected data for a share of common stock outstanding throughout each period:


First Eagle International Fund Class C

                                                     For the six
                                                    months ended
                                                      April 30,        For the year ended October 31,       March 2, 1998
                                                        2002     ----------------------------------------  thrugh October 31,
                                                    (unaudited)     2001        2000        1999                 1998**
                                                    -----------     ----        ----        ----                 ----
Net asset value, beginning of period                $8.50           $15.35      $15.95      $16.01               $16.90
Income from investment operations
     Net investment (loss)/income                   (0.23)           (0.17)      (0.25)      (0.29)                0.84
     Net realized and unrealized gain/(loss)        (0.01)           (3.89)       1.06        1.57                (1.73)
                                                    -----            -----        ----        ----                -----
Total from investment operations                    (0.24)           (4.06)       0.81        1.28                (0.89)
                                                                                                                  -----

Less distributions from:
     Net realized gain                                 --            (2.79)      (1.41)      (1.34)                  --
                                                    -----            -----        ----        ----                -----
Total distributions                                    --            (2.79)      (1.41)      (1.34)                  --

Net asset value, end of period                      $8.26            $8.50      $15.35      $15.95               $16.01
                                                    =====            =====      ======      ======               ======

Total Return*                                        (2.8%)+         (31.4%)       5.1%        8.4%                (5.3%)++

Net assets, end of period                        $158,014         $429,179    $733,877    $745,850             $307,738

Ratios to Average Net Assets:
     Expenses                                         5.2%+            3.2%        2.9%        3.2%                 2.9%+
     Net investment (loss)/income                   (5.6%)+           (1.6%)      (1.5%)      (1.9%)                7.0%+

Portfolio turnover rate                                42%              68%        120%         87%                  85%

                 * Past performance is not predictive of future performance.
                ** Commencement of investment operations
                 + Annualized
                ++ Total return not annualized

Financial Highlights
Selected data for a share of common stock outstanding throughout each period:



First Eagle International Fund Class A

                                                  For the six
                                                 months ended
                                                  April 30,                                                   March 11, 1999
                                                     2002               For the year ended October 31,      through October 31,
                                                 (unaudited)           2001                     2000              1999**
                                                 -----------           ----                     ----              ----
Net asset value, beginning of period                $8.73            $15.64                  $16.15              $15.06
Income from investment operations
     Net investment loss                            (0.23)            (0.14)                  (0.17)              (0.15)
     Net realized and unrealized gain                  --             (3.98)                  1.07                 1.24
                                                       --             ------                  -----                ----
Total from investment operations                    (0.23)            (4.12)                  0.90                 1.09
                                                                      ------                  -----                ----

Less distributions from:
     Net realized gain                                 --             (2.79)                  (1.41)                 --
                                                  -------             ------                  ------               ----
Total distributions                                    --             (2.79)                  (1.41)                 --
                                                  -------             ------                  ------               ----

Net asset value, end of period                      $8.50             $8.73                  $15.64              $16.15
                                                  =======           =======                 =======             =======
Total Return*                                        (2.6%)++         (31.2)%                   5.7%                7.2%++

Net assets, end of period                         $25,435           $53,537                 $74,161             $72,305

Ratios to Average Net Assets:
     Expenses                                         4.8%+             2.8%                    2.4%                2.7%+
     Net investment loss                             (5.3%)+           (1.2)%                  (1.0)%              (1.6)+

Portfolio turnover rate                                42%               68%                    120%                 87%

                  * Past performance is not predictive of future performance.
                 ** Commencement of investment operations
                  + Annualized
                 ++ Total return not annualized

                             ADDITIONAL INFORMATION
                                  (UNAUDITED)

    The business of the Trust is managed by its Board of Trustees, which elects officers responsible for the day to day operations of the Fund and for the execution of the policies formulated by the Board of Trustees.

    Pertinent information regarding the members of the Board of Trustees and principal officers of the Trust is set forth below. Some of the Trustees and officers are employees of the Adviser and its affiliates. At least a majority of the Trust's Board of Trustees are not 'interested persons' as that term is defined in the Investment Company Act. Additional information about the Trustees is available in the Trust's Statement of Additional Information, dated March 1, 2002, which is available from the Trust at no charge by calling (800) 451-3623.

                            INDEPENDENT TRUSTEES(1)

                                                                          NUMBER OF
                                     TERM OF                            PORTFOLIOS IN
                       POSITION(S)  OFFICE AND                            THE FUND            OTHER
                        HELD WITH   LENGTH OF         PRINCIPAL            COMPLEX        TRUSTEESHIPS/
    NAME, AGE AND          THE         TIME         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS/
       ADDRESS           COMPANY    SERVED(2)   DURING PAST (5) YEARS      TRUSTEE       HELD BY TRUSTEE
       -------           -------    ---------   ---------------------      -------       ---------------
Candace K.  Beinecke,
55 ..................  Trustee      February    Chair, Hughes Hubbard        6         Director, ALSTOM;
One Battery Park                    1998 to     & Reed                                 Director, Jacob's
Plaza                               present                                            Pillow Dance
New York, NY 10004                                                                     Festival, Inc.;
                                                                                       Director, Merce
                                                                                       Cunningham Dance
                                                                                       Foundation, Inc.;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)

Edwin J. Ehrlich, 71   Trustee      February    President,                   6         Director, First
2976 Lonni Lane                     1998 to     Ehrlich Capital                        Eagle SoGen Funds,
Merrick, New York                   present     Management                             Inc.
11566                                                                                  (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)

K. Georg Gabriel, 73   Trustee      February    Senior Advisor,              1         Director, The
Strategic Investment                1998 to     Strategic Investment                   Emerging Markets
Group                               present     Group                                  New Economy Fund
1001 Nineteenth
Street 16th Floor
Arlington, VA 22209

Robert J. Gellert, 71  Trustee      February    Manager and Director,        6         Director, Formex
122 East 42nd Street                1998 to     United Continental                     Manufacturing,
New York, New York                  present     Corp.; General                         Inc.; Director,
10168                                           Partner, Windcrest                     First Eagle SoGen
                                                Partners                               Funds, Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)

                                                                          NUMBER OF
                                     TERM OF                            PORTFOLIOS IN
                       POSITION(S)  OFFICE AND                            THE FUND            OTHER
                        HELD WITH   LENGTH OF         PRINCIPAL            COMPLEX        TRUSTEESHIPS/
    NAME, AGE AND          THE         TIME         OCCUPATION(S)        OVERSEEN BY     DIRECTORSHIPS/
       ADDRESS           COMPANY    SERVED(2)   DURING PAST (5) YEARS      TRUSTEE       HELD BY TRUSTEE
       -------           -------    ---------   ---------------------      -------       ---------------
James E. Jordan, 56    Trustee      November    Private Investor;            6         Director, Leucadia
767 Fifth Avenue                    1999 to     Consultant to The                      National
New York, New York                  present     Jordan Company                         Corporation,
10153                                           (private investment                    Director, Empire
                                                banking company);                      Insurance Company;
                                                until June 1997,                       Director, J.Z.
                                                President and Chief                    Equity Partners plc
                                                Investment Officer of                  (a British
                                                The William Penn                       investment trust
                                                Company                                company); Director,
                                                (a registered                          School of
                                                investment adviser)                    International and
                                                                                       Public Affairs of
                                                                                       Columbia
                                                                                       University; Vice
                                                                                       Chairman, New York
                                                                                       State Board of The
                                                                                       Nature Conservancy;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)
William M. Kelly, 57   Trustee      February    Senior Associate,            6         Trustee, New York
500 Fifth Avenue                    1998 to     Lingold Associates                     Foundation;
50th Floor                          present                                            Treasurer and
New York, New York                                                                     Trustee, Black Rock
10110                                                                                  Forest Consortium;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc.
                                                                                       (4 portfolios);
                                                                                       Director, First
                                                                                       Eagle SoGen
                                                                                       Variable Funds,
                                                                                       Inc. (1 portfolio)
Paul J. Lawler,        Director     March 2002  Vice President --            6         Director and
53 ..................               to present  Investments and Chief                  Treasurer, Junior
One Michigan Avenue                             Investment Officer,                    Achievement of
East Battle Creek,                              W.K. Kellogg                           South Central
Michigan 49017                                  Foundation; prior to                   Michigan; Finance
                                                June 1997, Vice                        Committee Member,
                                                President for Finance,                 Battle Creek
                                                Renssaler Polytechnic                  Community
                                                Institute                              Foundation;
                                                                                       Director, First
                                                                                       Eagle SoGen Funds,
                                                                                       Inc. (4
                                                                                       portfolios);
                                                                                       Director First
                                                                                       Eagle SoGen
                                                                                       Variable Funds Inc.
                                                                                       (1 portfolio)

---------

(1) Trustees who are not 'interested persons' of the Company as defined in the Investment Company Act.

(2) The term of office of each Trustee is indefinite. Each Trustee (other than Mr. Jordan) has served as such since the organization of the Trust in February 1998. Certain of the Trustees also served in a similar capacity with respect to one or both of the Trust's predecessor companies.

                             INTERESTED TRUSTEES(1)

                                     TERM OF                            NUMBER OF
                                     OFFICE                           PORTFOLIOS IN
                       POSITION(S)     AND                              THE FUND            OTHER
                        HELD WITH    LENGTH          PRINCIPAL           COMPLEX        TRUSTEESHIPS/
    NAME, AGE AND          THE       OF TIME       OCCUPATION(S)       OVERSEEN BY      DIRECTORSHIPS
       ADDRESS           COMPANY    SERVED(2)  DURING PAST (5) YEARS     TRUSTEE       HELD BY TRUSTEE
       -------           -------    ---------  ---------------------     -------       ---------------
John P. Arnhold, 48 .  Co-          February   Co-President and            6         Co-President and
1345 Avenue of the     President;   1998 to    Director, Arnhold and                 Director, First
Americas               Trustee      present    S. Bleichroeder                       Eagle SoGen Funds,
New York, New York                             Holdings, Inc.; Co-                   Inc.
10105                                          President and                         (4 portfolios);
                                               Director, Arnhold and                 Co-President and
                                               S. Bleichroeder,                      Director, First
                                               Inc.; Co-President                    Eagle SoGen
                                               and Director, Arnhold                 Variable Funds,
                                               and S. Bleichroeder                   Inc. (1 portfolio)
                                               Advisers, Inc.;
                                               President and
                                               Director, Arnhold and
                                               S. Bleichroeder UK
                                               Ltd.; Co-President
                                               and Director, ASB
                                               Securities, Inc.
Michael M. Kellen, 57  Trustee      February   Director and Senior         1
1345 Avenue of the                  1998 to    Vice President,
Americas                            present    Arnhold and
New York, New York                             S. Bleichroeder
10105                                          Holdings, Inc.;
                                               Director and Senior
                                               Vice President,
                                               Arnhold and
                                               S. Bleichroeder, Inc.
Stanford S.
 Warshawsky, 64 .....  Chairman of  February   Co-President,               6         Director, German-
1345 Avenue of the     the Board;   1998 to    Secretary, and                        American Chamber of
Americas               Trustee      present    Director, Arnhold and                 Commerce; Chairman
New York, New York                             S. Bleichroeder                       and Director, First
10105                                          Holdings, Inc.;                       Eagle SoGen Funds,
                                               Co-President,                         Inc.
                                               Secretary and                         (4 portfolios);
                                               Director, Arnhold and                 Chairman and
                                               S. Bleichroeder,                      Director, First
                                               Inc.; Co-President                    Eagle SoGen
                                               and Director, Arnhold                 Variable Funds,
                                               and S. Bleichroeder                   Inc. (1 portfolio)
                                               Advisers, Inc.;
                                               Chairman and
                                               Director, Arnhold and
                                               S. Bleichroeder UK
                                               Ltd.; Co-President
                                               and Director, ASB
                                               Securities, Inc.

---------

(1) Trustees who are 'interested persons' of the Trust as defined in the Investment Company Act. Each of Messrs. Arnhold and Warshawsky is an interested person of the Trust by virtue of being an officer and a director of the Adviser. Mr. Kellen is an interested person of the Trust by virtue of being an officer and a director of the Distributor.
(2) The term of office of each Trustee is indefinite. Each Trustee has served as such since the organization of the Trust in February 1998. Certain of the Trustees also served in a similar capacity with respect to one or both of the Trust's predecessor companies.

                                    OFFICERS

                                  POSITION(S)    TERM OF OFFICE
                                   HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
    ---------------------         -----------    ---------------    --------------------------
John P. Arnhold, 48 ..........  Co-President;    February 1998    See table above related to
1345 Avenue of the Americas     Trustee          to present       Interested Trustees
New York, New York 10105

Harold J. Levy 48 ............  Co-President     February 1998    Portfolio Manager, Arnhold and
1345 Avenue of the Americas     (portfolio       to present       S. Bleichroeder Advisers,
New York, New York 10105        manager)         (with portfolio  Inc.; Principal, Iridian Asset
                                                 management       Management LLC; prior to 1996,
                                                 responsibility   Senior Vice President, Arnhold
                                                 for First Eagle  and S. Bleichroeder Holdings,
                                                 Fund of America  Inc.
                                                 since April
                                                 1987)

David L. Cohen, 46 ...........  Senior Vice      February 1998    Portfolio Manager, Arnhold and
1345 Avenue of the Americas     President        to present       S. Bleichroeder Advisers,
New York, New York 10105        (portfolio       (with portfolio  Inc.; Principal, Iridian Asset
                                manager)         management       Management LLC; Senior Vice
                                                 responsibility   President from 1993 through
                                                 for First Eagle  1996 and previously Vice
                                                 Fund of America  President, Arnhold and
                                                 since 1989)      S. Bleichroeder Holdings, Inc.

Robert Bruno, 37 .............  Vice President,  February 1998    Senior Vice President, Arnhold
1345 Avenue of the Americas     Secretary and    to present       and S. Bleichroeder Holdings,
New York, New York 10105        Treasurer                         Inc.; Vice President, Arnhold
                                                                  and S. Bleichroeder Advisers,
                                                                  Inc.; Vice President,
                                                                  Secretary and Treasurer, First
                                                                  Eagle SoGen Funds, Inc. and
                                                                  First Eagle SoGen Variable
                                                                  Funds, Inc.; prior to 1997,
                                                                  President and Chief Operating
                                                                  Officer, Coelho Associates
                                                                  LLC; Senior Vice President and
                                                                  Chief Admin. Officer,
                                                                  Schroeder Wertheim Investment
                                                                  Services, Inc.

Andrew DeCurtis, 34 ..........  Vice President   November 2000    Vice President, Arnhold and
1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings,
New York, New York 10105                                          Inc.; Vice President, First
                                                                  Eagle SoGen Funds, Inc. and
                                                                  First Eagle SoGen Variable
                                                                  Funds, Inc.; Assistant Vice
                                                                  President, Oppenheimer Capital
                                                                  prior to 1997

Edwin S. Olsen, 62 ...........  Vice President   November 2000    Vice President, Arnhold and
1345 Avenue of the Americas                      to present       S. Bleichroeder Holdings,
New York, New York 10105                                          Inc.; Vice President, First
                                                                  Eagle SoGen Funds, Inc. and
                                                                  First Eagle SoGen Variable
                                                                  Funds, Inc.; Vice President,
                                                                  SG Cowen Securities Corp.
                                                                  prior to 1999

Tracy Saltwick, 43 ...........  Vice President   February 1998    Senior Vice President, Arnhold
1345 Avenue of the Americas     and Compliance   to present       and S. Bleichroeder, Inc.;
New York, New York 10105        Officer                           Vice President, ASB
                                                                  Securities, Inc.; Vice
                                                                  President and Compliance
                                                                  Officer, First Eagle SoGen
                                                                  Funds, Inc. and First Eagle
                                                                  SoGen Variable Funds, Inc.

                                  POSITION(S)    TERM OF OFFICE
                                   HELD WITH      AND LENGTH OF      PRINCIPAL OCCUPATION(S)
    NAME, AGE AND ADDRESS         THE COMPANY    TIME SERVED (1)    DURING PAST FIVE (5) YEARS
    ---------------------         -----------    ---------------    --------------------------
Stefanie Spritzler, 28 .......  Assistant        May 2000         Assistant Vice President,
1345 Avenue of the Americas     Treasurer        to present       Arnhold and S. Bleichroeder
New York, New York 10105                                          Holdings, Inc.; Assistant
                                                                  Treasurer, First Eagle SoGen
                                                                  Funds, Inc. and First Eagle
                                                                  SoGen Variable Funds, Inc.;
                                                                  prior to May, 1998, Senior
                                                                  Accountant, The Bank of New
                                                                  York; prior to September 1997,
                                                                  Senior Accountant, Prudential
                                                                  Insurance Company of America

Winnie Chin, 27 ..............  Assistant        March 2001 to    Assistant Treasurer, First
1345 Avenue of the Americas     Treasurer        present          Eagle SoGen Funds, Inc., First
New York, New York 10105                                          Eagle SoGen Variable Funds,
                                                                  Inc.; prior to 1997, Senior
                                                                  Accountant, Salomon Smith
                                                                  Barney Inc.

Suzan J. Afifi, 49 ...........  Assistant        February 1998    Vice President, Arnhold and
1345 Avenue of the Americas     Secretary        to present       S. Bleichroeder Holdings,
New York, New York 10105                                          Inc.; Assistant Secretary,
                                                                  First Eagle SoGen Funds, Inc.
                                                                  and First Eagle SoGen Variable
                                                                  Funds, Inc.; prior to 1997,
                                                                  Managing Director,
                                                                  EffectInvest Bank, Vienna,
                                                                  Austria

---------

(1) The term of office of each officer is indefinite. Certain of the officers also served in a similar capacity with respect to one or both of the Trust's predecessor companies.

FIRST EAGLE FUNDS
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105-4300
TOLL FREE (800) 451-3623
TRANSFER AGENT FAX: (816) 843-4039
WEBSITE: WWW.FIRSTEAGLEFUNDS.COM

TRUSTEES
JOHN P. ARNHOLD
CANDACE K. BEINECKE
EDWIN J. EHRLICH
K. GEORG GABRIEL
ROBERT J. GELLERT
JAMES E. JORDAN
MICHAEL M. KELLEN, Vice Chairman of the Board
WILLIAM M. KELLY
PAUL J. LAWLER
STANFORD S. WARSHAWSKY, Chairman of the Board

OFFICERS
JOHN P. ARNHOLD, Co-President
HAROLD J. LEVY, Co-President
DAVID L. COHEN, Senior Vice President
ROBERT BRUNO, Vice President, Secretary and Treasurer
TRACY SALTWICK, Vice President
EDWIN OLSEN, Vice President
ANDREW DeCURTIS, Vice President
STEFANIE SPRITZLER, Asst. Treasurer
WINNIE CHIN, Asst. Treasurer
SUZAN J. AFIFI, Asst. Secretary

INVESTMENT ADVISER
ARNHOLD AND S. BLEICHROEDER ADVISERS, INC.
1345 Avenue of the Americas
New York, NY 10105

CUSTODIAN
THE BANK OF NEW YORK
One Wall Street
New York, NY 10286

TRANSFER AGENT
DST SYSTEMS, INC.
330 West 9th Street
Kansas City, MO 64105

LEGAL COUNSEL
SHEARMAN & STERLING
599 Lexington Avenue
New York, NY 10022

INDEPENDENT AUDITORS
KPMG LLP
757 Third Avenue
New York, NY 10017

The financial information included herein is taken from records of the Funds without examination by the Funds' independent auditors, who do not express an opinion thereon.

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus.



                       STATEMENT OF DIFFERENCES


The dagger symbol shall be expressed as......................................'D'